LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 3, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION OF

QS DYNAMIC MULTI-STRATEGY FUND

DATED JUNE 1, 2016

The information in this supplement is effective as of June 14, 2016.

The following language replaces the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Other Accounts Managed by the Portfolio Managers”:

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for the fund. Unless noted otherwise, all information is provided as of January 31, 2016 (except for Mr. Petryk which is as of June 2, 2016).

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the fund) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Thomas Picciochi	Registered investment companies	26	7.9 billion	None	None
	Other pooled investment vehicles	34	4.6 billion	None	None
	Other accounts	7	169.3 million	1	53.6 million

Ellen Tesler	Registered investment companies	26	7.9 billion	None	None
	Other pooled investment vehicles	19	1.5 billion	None	None
	Other accounts	7	169.3 million	1	53.6 million

Adam J. Petryk, CFA	Registered investment companies	27	8.3 billion*	None	None
	Other pooled investment vehicles	30	3.5 billion*	None	None
	Other accounts	3	1.6 million*	None	None

S. Kenneth Leech	Registered investment companies	109	173.8 billion	None	None
	Other pooled investment vehicles	278	82.9 billion	8	1.5 billion
	Other accounts	619	171.1 billion	57	16.5 billion

Prashant Chandran	Registered investment companies	7	960 million	None	None
	Other pooled investment vehicles	5	5.3 billion	1	20 million
	Other accounts	3	910 million	1	110 million

Jim Huynh	Registered investment companies	4	50 million	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None

*	Assets under management are as of April 30, 2016.

The following language replaces the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Portfolio Manager Securities Ownership”:

Portfolio Manager Securities Ownership

The table below identifies ownership of equity securities of the fund by the portfolio managers responsible for the day-to-day management of the fund as of January 31, 2016 (except for Mr. Petryk which is as of June 2, 2016).

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Adam J. Petryk, CFA	None
Thomas Picciochi	None
Ellen Tesler	None
S. Kenneth Leech	None
Prashant Chandran	None
Jim K. Huynh	None

Please retain this supplement for future reference.

QSIN279748

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